Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2025
Cost
At January 1, 2025	10,002	764	1,448	9,616	633	22,463
Additions	662	—	52	2,414	—	3,128
Disposals	(61)	—	(427)	—	—	(488)
At December 31, 2025	10,602	764	1,074	12,030	633	25,103
Accumulated depreciation
At January 1, 2025	(8,658)	(645)	(1,242)	(7,215)	(504)	(18,265)
Depreciation charge for the year	(601)	(54)	(176)	(1,201)	(66)	(2,097)
Disposals	61	—	427	—	—	488
At December 31, 2025	(9,198)	(699)	(991)	(8,416)	(570)	(19,874)
Carrying amount at December 31, 2025	1,405	65	83	3,614	63	5,229
The right-of-use assets relate to the facilities the Group is leasing in Schlieren, Switzerland. The Group exercised the option to extend the lease on its facilities in Schlieren by two years with a new lease term ending December 31, 2028.

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2024
Cost
At January 1, 2024	9,740	723	1,311	9,616	633	22,023
Additions	356	145	204	—	—	705
Disposals	(94)	(104)	(67)	—	—	(265)
At December 31, 2024	10,002	764	1,448	9,616	633	22,463
Accumulated depreciation
At January 1, 2024	(8,068)	(700)	(1,125)	(6,015)	(434)	(16,342)
Depreciation charge for the year	(684)	(49)	(184)	(1,200)	(70)	(2,188)
Disposals	94	104	67	—	—	265
At December 31, 2024	(8,658)	(645)	(1,242)	(7,215)	(504)	(18,265)
Carrying amount at December 31, 2024	1,344	119	206	2,401	128	4,198